Subsequent Events - Additional Information (Details) $ in Thousands	Jul. 31, 2015 USD ($)
Debt collateralized to vessels and assumed to purchaser	$ 106,810
Mystic, Capri, Manasota and Alameda Capesize bulkers
Vessels Total Sale Price	85,000
Fakarava, Rangiroa and Negonego Capesize bulkers
Vessels Total Sale Price	$ 112,000